Other Intangible Assets - Summary of Book Values of Largest Individual Items (Detail) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Other intangible assets	£ 30,079	£ 29,824	£ 30,955
Licences, patents, amortised brands etc [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Other intangible assets	10,697	10,403
Licences, patents, amortised brands etc [member] | iTeos [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Other intangible assets	444
Licences, patents, amortised brands etc [member] | Alector [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Other intangible assets	509
Licences, patents, amortised brands etc [member] | Tesaro assets [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Other intangible assets	2,677	2,669
Licences, patents, amortised brands etc [member] | Meningitis Portfolio [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Other intangible assets	1,889	2,114
Licences, patents, amortised brands etc [member] | Dolutegravir [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Other intangible assets	1,093	1,177
Licences, patents, amortised brands etc [member] | Benlysta [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Other intangible assets	644	745
Licences, patents, amortised brands etc [member] | Lamisil [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Other intangible assets	259	275
Licences, patents, amortised brands etc [member] | BMS Assets [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Other intangible assets	219	239
Licences, patents, amortised brands etc [member] | Merck assets [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Other intangible assets		264
Licences, patents, amortised brands etc [member] | Fluarix FluLaval [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Other intangible assets	180	219
Licences, patents, amortised brands etc [member] | Okairos [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Other intangible assets	191	205
Licences, patents, amortised brands etc [member] | Others products [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Other intangible assets	2,065	2,159
Licences, patents, amortised brands etc [member] | Stiefel trade name [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Other intangible assets	151	180
Licences, patents, amortised brands etc [member] | Vir Assets [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Other intangible assets	212	49
Licences, patents, amortised brands etc [member] | Curevac Assets [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Other intangible assets	£ 164	£ 108